Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15 –	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through August 4, 2026, which is the date the consolidated interim financial statements were available to be issued. No material events occurred subsequent to the balance sheet date that require adjustment or disclosure to the financial statements.